Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OHIO NATIONAL FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 25, 2015
Document Creation Date	dei_DocumentCreationDate	Sep. 17, 2015